Capital adequacy (Details) (CHF) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
A description of standard set forth by the Basel Committee on Banking Supervision (BCBS)
Equity from deconsolidated SPEs included as tier 1 capital	33	600
Basel II.5
Eligible capital (CHF million)
Tier 1 capital	43,547	36,844
Of which core tier 1 capital	34,766	25,956
Tier 2 capital	6,389	11,810
Total eligible capital	49,936	48,654
Bank
A description of standard set forth by the Basel Committee on Banking Supervision (BCBS)
Equity from deconsolidated SPEs included as tier 1 capital	1,600	3,200
Bank | Basel II.5
Eligible capital (CHF million)
Tier 1 capital	39,660	35,098
Of which core tier 1 capital	30,879	24,210
Tier 2 capital	8,092	13,292
Total eligible capital	47,752	48,390